Changes to Benefit Obligation, Fair Value of Plan Assets and Funded Status of Cash Balance Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Change in benefit obligation:
Service cost	$ 0.1
Plan amendments	0.4
Benefit obligation at end of year	0.5
Change in plan assets:
Employer contributions	0.1
Fair value of plan assets at end of year	0.1
Fair value of plan assets at end of year	0.1
Benefit obligation at end of year	0.5
Funded status at end of year	$ (0.4)